Consolidated Statements of Shareholders’ Equity - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Preferred Shares Series A	Preferred Shares Series B	Class A Shares to be Issued	Additional paid-in-capital	Accumulated other comprehensive (loss) income	(Accumulated losses) retained earnings	Class A	Total
Balance at Mar. 31, 2023	$ 265	$ 20				$ 957,394	$ (19,399)	$ 1,713,946		$ 2,652,226
Balance (in Shares) at Mar. 31, 2023	26,505,000	1,995,000
Net income								929,912		929,912
Foreign currency translation adjustment							9,138			9,138
Dividend declared (Note 14)								(549,521)		(549,521)
Balance at Mar. 31, 2024	$ 265	$ 20				957,394	(10,261)	2,094,337		3,041,755
Balance (in Shares) at Mar. 31, 2024	26,505,000	1,995,000
Net income								727,447		727,447
Foreign currency translation adjustment							15,599			15,599
Issue of shares pursuant to IPO, net of offering costs (Note 14)	$ 17					4,807,305				4,807,322
Issue of shares pursuant to IPO, net of offering costs (Note 14) (in Shares)	1,725,000
Balance at Mar. 31, 2025	$ 282	$ 20				5,764,699	5,338	2,821,784		8,592,123
Balance (in Shares) at Mar. 31, 2025	28,230,000	1,995,000
Net income								9,063,802		9,063,802
Foreign currency translation adjustment							(256,577)			(256,577)
Issue of shares pursuant to IPO, net of offering costs (Note 14) (in Shares)									150,000
Share Retirement	$ (185)					(6,999,815)				(7,000,000)
Share Retirement (in Shares)	(18,500,000)
Issue of ordinary shares through private placement, net of issuance costs	$ 21					36,827,179				36,827,200
Issue of ordinary shares through private placement, net of issuance costs (in Shares)	2,086,586
Issue of Series A preferred shares through warrants exchange, net of issuance cost			$ 473			16,593,481		(16,593,954)
Issue of Series A preferred shares through warrants exchange, net of issuance cost (in Shares)			47,326,026
Issue of Series B preferred shares through private placement, net of issuance costs						28,733,650				28,733,650
Issue of Series B preferred shares through private placement, net of issuance costs (in Shares)				6,442
Issue of warrants pursuant to convertible notes financing						1,423,654				1,423,654
Issuance of shares for service					$ 2,235,000					2,235,000
Issuance of shares for service (in Shares)					750,000
Issuance of shares pursuant to warrant exercise	$ 37									5
Issuance of shares pursuant to warrant exercise (in Shares)	3,669,905
Balance at Mar. 31, 2026	$ 155	$ 20	$ 473		$ 2,235,000	$ 82,342,816	$ (251,239)	$ (4,708,368)		$ 79,618,857
Balance (in Shares) at Mar. 31, 2026	15,486,491	1,995,000	47,326,026	6,442	750,000